Intangible assets	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

5.	Intangible assets:

June 30, 2025	Cost	Accumulated amortization	Net book Value

Ad Tech technology	$1,877,415	$1,877,415	$-
Customer relationship	1,362,035	1,078,278	283,757
	$3,239,450	$2,955,693	$283,757

December 31, 2024	Cost	Accumulated amortization	Net book Value

Ad Tech technology	$1,877,415	$1,877,415	$-
Customer relationship	1,362,035	993,151	368,884
	$3,239,450	$2,870,566	$368,884

Amortization expense was $42,564 (June 30, 2024 - $42,564) for the quarter ended June 30, 2025.